Related party transactions - Schedule of amounts due from/to related parties (Detail)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties		$ 3,437,094	¥ 24,043,850	¥ 64,070,214	¥ 13,536,360
Amounts due to related parties		$ 42,704,209	298,733,022	1,628,307,520	160,262,060
Tencent Group [Member]
Related Party Transaction [Line Items]
Amount due from related parties			23,935,019	56,840,030	13,536,360
Amounts due to related parties			251,069,127	227,897,451	153,195,674
Beijing Sequoia Xinyuan Equity Investment Center LLP [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1],[2]			1,355,094,229
Shaojie Chen [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]			39,995,000
Equity method investees talent agencies [Member]
Related Party Transaction [Line Items]
Amount due from related parties			108,831	7,230,184
Amounts due to related parties			¥ 47,663,895	¥ 5,320,840	¥ 7,066,386

[1]	In May 2018, as an integrated step of the 2018 Restructuring (Note 1), in order to comply with certain PRC foreign currency control rules and regulations, Beijing Sequoia has to redeem its investment in Series A Preferred Equity in Wuhan Douyu for US$197,443,500 (equivalent of RMB1,358,253,325) from Wuhan Douyu and the redemption amount in full is to be reinvested to the Company as capital contribution. As of December 31, 2018, the capital contribution amount, equivalent to RMB 1,260,439,815, has been received by the Company but the redemption amount, equivalent to RMB1,355,094,229, has not yet been paid by Wuhan Douyu, which was considered as a non-cash financing activity in the combined and consolidated statements of cash flows for the year ended December 31, 2018. The redemption amount is denominated in US$ and to be settled in RMB. Foreign exchange loss of RMB94,654,414 was recognized in other expense for the year ended December 31, 2018. US$197,443,500 equivalent in the amount of RMB1,323,049,149 was fully settled in March, 2019.
[2]	In May 2018, as an integrated step of the 2018 Restructuring, in order to comply with certain PRC foreign currency control rules and regulations, Beijing Sequoia has to redeem its investment in Series A Preferred Equity in Wuhan Douyu for USD197,443,500 (equivalent of RMB1,358,253,325) from Wuhan Douyu and the redemption amount in full is to be reinvested to the Company as capital contribution. As of December 31, 2018, the capital contribution amount has been received by the Company but the redemption amount has not yet been paid by Wuhan Douyu. The redemption amount is denominated in USD and to be settled in RMB. Foreign exchange loss of RMB94,654,414 was recognized in other expense for the year ended December 31, 2018. USD197,443,500 equivalent RMB was fully settled in March of 2019.
[3]	The Group has received an advance payment of RMB39,995,000 from Mr. Shaojie Chen, which was subsequently settled in February 2019.